EARNINGS PER SHARE ("EPS") - Additional Information (Detail)	12 Months Ended	16 Months Ended	20 Months Ended
	Dec. 31, 2010	May 12, 2010	Dec. 31, 2011
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Previous Ratio of ADS-to-Class A Ordinary Share		one ADS for one share
Current Ratio of ADS-to-Class A Ordinary Share			ten ADSs for one share
The split whose effect is the same with the entity's change of the ADS to Class A ordinary share ratio	ten-for-one ADS split